Non-controlling interests (Details Narrative) - shares	Feb. 19, 2025	Jul. 08, 2024	Jun. 20, 2023
IfrsStatementLineItems [Line Items]
Ownership percenage			99.00%
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Shares purchased percentage	24.95%
Shares purchased	2,387,280
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership percenage		25.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership percenage		100.00%